Short-Term Investments	9 Months Ended
Sep. 30, 2018
Investments Debt And Equity Securities [Abstract]
Short-Term Investments

NOTE 4 – SHORT-TERM INVESTMENTS

The Company sold its short-term investments during March 2018 and recorded a realized loss on sale of short-term investment of $100 for the nine months ended September 30, 2018. The Company also recorded increased interest income for the same period related to the short-term investment. At September 30, 2018, all the Company’s funds were in cash and cash equivalents.